Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
12.	COMMITMENTS AND CONTINGENCIES

a)	Litigation

The Company, in the course of its normal operations, is subject to claims, lawsuits and contingencies. Accruals are made in instances where it is probable that liabilities may be incurred and where such liabilities can be reasonably estimated. Although it is possible that liabilities may be incurred in instances for which no accruals have been made, WiLAN has no reason to believe that the ultimate outcome of these matters would have a significant impact on its consolidated financial position. The significant legal proceedings in which the Company is involved are summarized below.

In September 2002, WiLAN, its former Chairman and Wi-Com Technologies Inc. (a private Alberta company), among others, were served with two statements of claim alleging the defendants are liable for failing to deliver certain share certificates in a timely manner to the claimants. The claimants are former shareholders of Wi-Com Technologies Inc. The Company maintains that it has defences to these claims and does not believe that it will ultimately be found liable. WiLAN is defending these actions, has filed a statement of defence and has also filed a counterclaim against the claimants.

In September, 2011, WiLAN, its subsidiary Gladios IP Inc. (“Gladios”) and one of its officers, Paul Lerner, were sued by General Patent Corporation (“GPC”) before the SDNY Court alleging, among other things, breach of contract, fraud and misappropriation of trade secrets, by WiLAN with respect to its proposed acquisition of GPC. WiLAN, Gladios and Mr. Lerner deny any liability to GPC in this matter. At a motion brought by GPC for a preliminary injunction to enjoin Mr. Lerner from working for WiLAN or Gladios, which motion was joined with a trial on whether or not GPC had any trade secrets to be a subject of this matter, U.S. District Court Judge Keenan of the SDNY Court denied the motion and determined that GPC had no such trade secrets. GPC has appealed this decision to the United States Court of Appeal for the Second Circuit, against which appeal WiLAN, Gladios and Mr. Lerner are defending. While the appeal is continuing, the matter in chief is proceeding towards its discovery phase and the filing of summary judgment motions.

Management has evaluated the likelihood of an unfavourable outcome and determined that no amount should be accrued with respect to each of these matters.

b)	Operating lease

The Company has lease agreements for office space and equipment with terms extending to 2016. The aggregate minimum annual lease payments under these agreements are as follows:

Amount
2012	$585
2013	564
2014	504
2015	481
2016 and thereafter	241

$2,375

c)	Other

As partial consideration for patents acquired in September 2007, the Company agreed to future additional payments, not to exceed $4,000, contingent upon the ongoing enforceability of the patents and based on revenues produced from licensing or selling the patents. To date, there have been no licensing revenues produced from these patents and no amounts have been accrued to this counterparty in respect of this commitment.

In certain of the Company’s patent infringement litigations the Company has been represented by the law firm of McKool Smith (“McKools”). Pursuant to the Company’s engagement with McKools, in consideration for a discount on fees, the Company has agreed to pay McKools a success fee based on achieving certain minimum financial measures. Upon achieving these financial measures, McKools will be entitled to receive a percentage of the proceeds actually received from these litigations up to a maximum of $27,986. Pursuant to the license agreements and settlements relating to these litigations signed to date, the Company expects to collect proceeds from these litigations over the next five years. Should the Company collect these amounts as contemplated in the agreements, McKools will be entitled to the entire success fee. As at the December 31, 2011, the Company accrued the full, undiscounted amount of the success fee obligation. The current and long term portion of this liability is reflected as follows:

As at December 31,
2011
Success fee obligation	$27,986
Current portion	(12,774)

$15,212

The current portion of the success fee obligation is recorded in accrued legal costs (see Note 9).